COLONIAL HIGH INCOME MUNICIPAL TRUST            ANNUAL REPORT

NOVEMBER 30, 2002


[PHOTO OF BUILDING]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:
For a third consecutive year, the municipal bond market offered positive returns. In general, the bond market was aided by strong demand, as investors shied away from the stock market in light of economic uncertainty, corporate scandals and the threat of war. Relatively stable interest rates were also an aid to market performance. The Federal Reserve lowered short-term interest rates early in the period and again late in the period as the economy struggled and consumer confidence sagged. The volume of new municipal bonds increased as cities and states faced budget deficits and revenue shortfalls. However, investor demand for bonds also rose, and that helped support returns throughout the year.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Maureen Newman. As always, we thank you for choosing Colonial High Income Municipal Trust and for giving us the opportunity to help you build a strong financial future.

/s/ Keith T. Banks

Keith T. Banks
President



             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE




Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

For the 12-month period ended November 30, 2002, Colonial High Income Municipal Trust generated a total return of 1.44%, based on net asset value. The trust underperformed its peer group, the Lipper High Yield Municipal Debt Funds Category Average, which returned 2.53%.1

The trust's underperformance was partially the result of our decision to reduce the trust's duration (a measure of interest rate sensitivity) by selling Treasury futures contracts. The use of the futures was driven by the longer duration that results from the leverage on the trust (the preferred shares). These short futures contracts positions held back the trust's results because US Treasuries actually significantly outperformed municipal bonds. (As the price of Treasury bonds went up, the value of the short futures contracts went down). However, the trust's leverage boosted the trust's income, which enhanced the income paid to common shareholders. During the period, high-quality municipal bonds outperformed lower-quality bonds, and the trust benefited from its large number of high-quality securities relative to the average of its Lipper category.

Toward the end of the fiscal year, we sold some of the high-quality issues that had performed well and invested the proceeds in lower-quality bonds, which were laggards. We believe that lower-quality bonds have the potential for strong performance, as economic growth improves. We found some of the best values in electric utility and certain housing development bonds, which are supported by property taxes.

We have structured the portfolio to take advantage of a slowly improving economy and a stable or slightly rising interest-rate environment. Because most states project large budgetary imbalances, we have been cautious about investing in sectors that depend on state government spending and that may be affected by budget cuts. We believe some of the best opportunities will come from the essential services sectors, such as utilities, and water and sewer.

/s/ Maureen G. Newman

Maureen G. Newman

Maureen G. Newman is the portfolio manager of Colonial High Income Municipal Trust and a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.





Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the trust.



PRICE PER SHARE AS OF 11/30/02 ($)
Net asset value          6.52
--------------------------------
Market price             6.26
--------------------------------


12-MONTH TOTAL RETURN, ASSUMING
REINVESTMENT OF ALL DISTRIBUTIONS
FOR THE PERIOD ENDED 11/30/02 (%)
Net asset value          1.44
--------------------------------
Market price             5.81
--------------------------------


DISTRIBUTIONS DECLARED PER
COMMON SHARE 12/1/01-11/30/02 ($)
                         0.50
--------------------------------
A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.


TOP 10 INDUSTRY SECTORS AS OF  11/30/02 (%)

Local general obligations               13.1
---------------------------------------------
Hospitals                               9.1
---------------------------------------------
Multi-family housing                    8.6
---------------------------------------------
Nursing homes                           7.9
---------------------------------------------
Refunded/escrowed                       7.2
---------------------------------------------
Investor owned utility                  4.7
---------------------------------------------
Congregate care retirement              3.6
---------------------------------------------
Municipal electric utility              3.5
---------------------------------------------
State general obligations               3.1
---------------------------------------------
Assisted living / senior housing        3.1
---------------------------------------------


QUALITY BREAKDOWN AS OF
11/30/02 (%)
AAA                      35.6
-------------------------------
AA                        3.4
-------------------------------
A                         8.0
-------------------------------
BBB                      12.7
-------------------------------
BB                        4.7
-------------------------------
CCC                       0.5
-------------------------------
Non-rated                32.8
-------------------------------
Cash equivalents          2.3
-------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Sector breakdowns are calculated as a percentage of net assets.

Because the trust is actively managed, there can be no guarantee that the trust will continue to maintain this quality breakdown or invest in these sectors in the future.


ABOUT DURATION
Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and also a more accurate measure of a trust's exposure to changing interest rates.
Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise and we raise duration when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, trust performance could be hurt.

INVESTMENT PORTFOLIO

November 30, 2002

MUNICIPAL BONDS - 96.2%                    PAR        VALUE
------------------------------------------------------------
EDUCATION - 2.9%
CA Loyola Marymount University,
   Series 2001,
     (a) 10/01/19                   $2,025,000   $  848,921
CA State Public Works Board,
   UCLA Replacement Hospital,
   Series 2002 A,
     5.375% 10/01/15                 1,010,000    1,100,526
CA Statewide Community
   Development Authority,
   Crossroads School for Arts &
   Sciences, Series 1998,
     6.000% 08/01/28 (b)             1,310,000    1,354,566
IL State Development Finance Authority,
   Latin School of Chicago, Series 1998,
     5.650% 08/01/28                   230,000      220,197
IL University of Illinois, Series 2001 A,
     5.500% 08/15/17                   685,000      733,354
MA State Industrial Finance Agency:
   Cambridge Friends School,
   Series 1998,
     5.800% 09/01/28                 1,000,000      963,060
   St. John's High School, Series 1998,
     5.350% 06/01/28                   300,000      278,715
MI Southfield Economic Development
   Corp., Lawrence University, Series 1998 A,
     5.400% 02/01/18                 1,000,000      964,800
NC State Capital Facilities Finance
   Authority, Meredith College,
   Series 2001,
     5.125% 06/01/16                 1,000,000    1,043,460
VT State Educational & Health Buildings
   Finance Agency, Norwich University,
   Series 1998,
     5.500% 07/01/21                 1,500,000    1,481,025
WV State University, Series 2000 A,
     (a) 04/01/19                    1,000,000      427,450
                                                -----------
                                                  9,416,074
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 22.1%
CONGREGATE CARE RETIREMENT - 3.6%
CA Statewide Community Development
   Authority, Eskaton Village - Grass Valley,
   Series 2000,
     8.250% 11/15/31 (b)             1,000,000    1,062,770
FL Capital Projects Finance Authority,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                   750,000      712,433
IL State Health Facilities Authority,
   Lutheran Senior Ministries,
   Series 2001 A,
     7.375% 08/15/31                   300,000      302,184
KS Manhattan, Meadowlark Hills
   Retirement Home, Series 1999 A,
     6.375% 05/15/20                   650,000      649,818




                                           PAR        VALUE
------------------------------------------------------------
KY State Economic Development Finance
   Authority, Christian Church Homes of
   Kentucky, Inc., Series 1998,
     5.500% 11/15/30                $  320,000   $  286,912
MA Boston Industrial Development
   Financing Authority, Springhouse, Inc.,
   Series 1988,
     5.875% 07/01/20                   605,000      524,226
MA State Development Finance Agency,
   Loomis Communities:
   Series 1999 A,
     5.625% 07/01/15                   400,000      371,492
   Series 2002 A,
     6.900% 03/01/32                   100,000       99,968
MN Columbia Heights, Crest View Corp.,
   Series 1998,
     6.000% 03/01/33                   255,000      223,890
NH State Higher Educational & Health
   Facilities Authority, Rivermead at
   Peterborough, Series 1998:
     5.625% 07/01/18                   500,000      449,925
     5.750% 07/01/28                   500,000      433,305
NJ Economic Development Authority,
   Seabrook Village, Inc., Series 2000 A,
     8.250% 11/15/30                   625,000      668,500
PA Lancaster Industrial Development
   Authority, Garden Spot Village,
   Series 2000 A,
     7.625% 05/01/31                   500,000      517,025
PA Philadelphia Authority for Industrial
   Development, Baptist Home of
   Philadelphia, Series 1998 A:
     5.500% 11/15/18                   360,000      309,240
     5.600% 11/15/28                   500,000      412,925
TN Metropolitan Government, Nashville &
   Davidson Counties, Blakeford at Green
   Hills, Series 1998,
     5.650% 07/01/24                   600,000      520,968
TX Abilene Health Facilities Development
   Corp., Sears Methodist Retirement
   Obligation Group:
   Series 1998 A,
     5.900% 11/15/25                 1,000,000      910,900
   Series 1999,
     6.000% 11/15/29                   250,000      229,413
WI State Health & Educational Facilities
   Authority:
   Attic Angel Obligated Group,
   Series 1998,
     5.750% 11/15/27                 1,000,000      846,830
   Clement Manor, Series 1998,
     5.750% 08/15/24                 1,300,000    1,112,761
   United Lutheran Program for Aging, Inc.,
   Series 1998,
     5.700% 03/01/28                 1,000,000      848,540
                                                -----------
                                                 11,494,025
                                                -----------




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
------------------------------------------------------------
HEALTH CARE (CONTINUED)
HEALTH SERVICES - 0.5%
IL State Health Facilities Authority, Midwest
   Physician Group, Ltd., Series 1998,
     5.500% 11/15/19                $  120,000   $   99,522
MA State Development Finance Agency,
   Boston Biomedical Research Institute,
   Series 1999:
     5.650% 02/01/19                   200,000      187,298
     5.750% 02/01/29                   450,000      413,037
MA State Health & Educational
   Facilities Authority,
   Civic Investments, Inc.
   Series 1999 A,
     9.000% 12/15/15                   750,000      790,485
                                                -----------
                                                  1,490,342
                                                -----------
HOSPITALS - 9.1%
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
     6.400% 08/01/29                   425,000      439,335
   Series 1999 B,
     6.400% 08/01/29                 1,000,000    1,032,360
CA State Health Facilities Financing
   Authority, Cedars-Sinai Medical Center,
   Series 1999 A,
     6.125% 12/01/30                   750,000      783,480
CO State Health Facilities Authority:
   National Jewish Medical & Research
   Center, Series 1998,
     5.375% 01/01/23                   330,000      307,362
   Parkview Medical Center, Inc.,
   Series 2001,
     6.600% 09/01/25                   300,000      324,531
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare, Series 2002,
     5.750% 12/01/32                   200,000      200,906
FL Tampa, H. Lee Moffitt Cancer Center,
   Series 1999 A,
     5.750% 07/01/29                 2,000,000    2,010,640
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22                   525,000      519,986
GA Forsyth County Hospital Authority,
   Georgia Baptist Healthcare System,
   Series 1998,
     6.000% 10/01/08                   885,000      970,296
IL Health Facilities Authority,
   Thorek Hospital & Medical Center,
   Series 1998,
     5.250% 08/15/18                   600,000      538,176






                                           PAR        VALUE
------------------------------------------------------------
IL Southwestern Illinois Development
   Authority, Anderson Hospital,
   Series 1999,
     5.500% 08/15/20                $  225,000   $  210,897
IL State Health Facilities Authority,
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                   500,000      533,290
LA State Public Facilities Authority,
   Touro Infirmary, Series 1999,
     5.625% 08/15/29                   600,000      584,976
MA State Health & Educational Facilities,
   Milford-Whitinsville Hospital,
   Series 2002 D,
     6.350% 07/15/32                   465,000      467,381
MI Dickinson County Healthcare System,
   Series 1999,
     5.700% 11/01/18                   750,000      708,585
MI Flint Hospital Building Authority,
   Hurley Medical Center, Series 1998 A,
     5.375% 07/01/20                   450,000      396,000
MN St. Paul Housing & Redevelopment
   Authority, Healtheast Project,
   Series 1997 A,
     5.700% 11/01/15                 1,000,000      800,580
MN Washington County Housing &
   Redevelopment Authority,
   Healtheast, Inc., Series 1998,
     5.250% 11/15/12                 1,500,000    1,212,405
MS State Business Finance Corp., Rush
   Medical Foundation, Inc., Series 1998,
     5.625% 07/01/23                   710,000      604,380
NC State Medical Care Commission,
   Stanly Memorial Hospital, Series 1999,
     6.375% 10/01/29                 1,915,000    2,035,396
NH State Higher Educational & Health
   Facilities Authority, Littleton Hospital
   Association, Inc., Series 1998 A:
     5.900% 05/01/28                   780,000      604,601
     6.000% 05/01/28                   625,000      491,231
NY City Industrial Development Agency,
   Staten Island University Hospital,
   Series 2001 B,
     6.375% 07/01/31                   500,000      496,385
OH Belmont County, East Ohio Regional
   Hospital, Series 1998,
     5.700% 01/01/13                 1,875,000    1,689,787
OH Highland County Joint Township
   Hospital District, Series 1999,
     6.750% 12/01/29                   980,000      908,940
OH Miami County, Upper Valley Medical
   Center, Inc., Series 1996 A,
     6.375% 05/15/26                 1,000,000    1,010,730




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
OH Sandusky County, Memorial Hospital,
   Series 1998,
     5.150% 01/01/10                $  250,000   $  245,050
PA Allegheny County Hospital
   Development, Ohio Valley General
   Hospital, Series 1998 A,
     5.450% 01/01/28                 1,000,000      887,510
PA Pottsville Hospital Authority, Pottsville
   Hospital & Warne Clinic, Series 1998,
     5.500% 07/01/18                 1,000,000      873,120
TX Comal County Health Facilities
   Development, McKenna Memorial,
   Series 2002 A,
     6.250% 02/01/32 (c)               500,000      486,235
TX Lufkin Health Facilities Development
   Corp., Memorial Health Systems of
   East Texas, Series 1998,
     5.700% 02/15/28                 1,120,000      888,832
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/01/28                 1,200,000    1,181,472
TX Tyler Health Facilities Development
   Corp., Mother Frances Hospital,
   Series 2001,
     6.000% 07/01/31                 1,000,000      986,480
UT Weber County,
   IHC Health Services,
   Inc., Series 1999,
     5.000% 08/15/30                 1,500,000    1,449,690
VT State Educational & Health
   Buildings Authority, Brattleboro
   Memorial Hospital, Series 1998,
     5.375% 03/01/28                 1,075,000      959,319
WA State Health Care Facilities
   Authority, Kadlec Medical Center,
   Series 2001,
     5.875% 12/01/21                   600,000      627,840
WI State Health & Educational
   Facilities Authority,
   Wheaton Franciscan Services,
   Series 2002,
     5.750% 08/15/30                   600,000      600,858
WV Hospital Finance Authority,
   Charleston Medical Center,
   Series 2000 A,
     6.750% 09/01/30                   195,000      210,582
                                                -----------
                                                 29,279,624
                                                -----------




                                           PAR        VALUE
------------------------------------------------------------
INTERMEDIATE CARE FACILITIES - 1.0%
IL State Development Finance Authority,
   Hoosier Care, Inc., Series 1999 A,
     7.125% 06/01/34                $1,215,000  $ 1,033,163
IN State Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                   150,000      127,551
PA State Economic Development
   Financing Authority, Northwestern
   Human Services, Inc.,
   Series 1998 A,
     5.250% 06/01/14                 2,510,000    2,163,419
                                                -----------
                                                  3,324,133
                                                -----------
NURSING HOMES - 7.9%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                 1,250,000    1,232,925
CO Healthcare Facilities Authority:
   American Housing Foundation, Inc.,
   Series 1990 A,
     10.250% 12/01/20 (i)            1,300,000      403,000
   Pioneer Healthcare,  Series 1989,
     10.500% 05/01/19                1,885,000    1,823,738
CO State Health Facilities Authority,
   Volunteers of America Care
   Facilities, Inc.:
   Series 1998 A:
     5.450% 07/01/08                   300,000      287,130
     5.750% 07/01/20                   865,000      740,371
   Series 1999 A,
     6.000% 07/01/29                   350,000      293,545
IA State Finance Authority, Care
   Initiatives Project:
   Series 1996,
     9.250% 07/01/25                 1,000,000    1,176,590
   Series 1998 B:
     5.750% 07/01/18                   550,000      499,042
     5.750% 07/01/28                 1,475,000    1,276,671
IN Gary Industrial Economic
   Development, West Side Health
   Care Center,
   Series 1987 A,
     11.500% 10/01/17                1,330,000    1,340,973
IN Michigan City Health Facilities,
   Metro Health Foundation, Inc.
   Project, Series 1993,
     11.000% 11/01/22 (i)            3,085,000    1,048,900
IN State Health Facilities Financing
   Authority, Metro Health Indiana, Inc.,
   Series 1998,
     6.400% 12/01/33 (i)             1,210,000      484,000




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
MA State Development Finance Agency,
   Alliance Health Care Facilities,
   Series 1999,
     7.100% 07/01/32                $1,300,000  $ 1,290,276
MA State Industrial Finance Agency,
   Woodlawn Nursing Home,
   Series 2000 A:
     7.750% 12/01/27                 1,578,135    1,375,581
     10.250% 06/01/27                  336,372      312,826
MN Carlton, Inter-Faith Social
   Services, Inc., Series 2000,
     7.750% 04/01/29                   750,000      774,135
MN New Hope,
   North Ridge Care Center,
   Inc., Series 1999,
     5.875% 03/01/29                   600,000      546,594
MN Sartell, Foundation for Healthcare,
   Series 1999 A,
     6.625% 09/01/29                 1,145,000    1,049,152
NJ State Economic Development Authority,
   Geriatric & Medical Service, Inc.,
   Series 1990 B,
     10.500% 05/01/20                2,000,000    2,012,060
PA Chester County Industrial Development
   Authority, RHA Nursing Home,
   Series 2002,
     8.500% 05/01/32                 1,615,000    1,498,106
PA Washington County Industrial
   Development Authority,
   Central States, Series 1989,
     10.250% 11/01/19 (d)            1,750,000      875,000
TN Metropolitan Government, Nashville &
   Davidson Counties Health & Education
   Facilities, Central States, Series 1989,
     10.250% 11/01/19 (d)            1,650,000      825,000
TX Kirbyville Health Facilities Development
   Corp., Heartway III Project:
   Series 1997 A,
     10.000% 03/20/18                  673,313      626,181
   Series 1997 B,
     6.000% 03/20/04 (d)               106,000        5,300
TX Whitehouse Health Facilities
   Development Corp., Oak Brook
   Healthcare Center, Series 1989,
     10.000% 12/01/19                1,655,000    1,679,196
WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
   Series 1996,
     7.100% 02/20/36                 1,000,000    1,168,700
WI State Health & Educational Facilities
   Authority, Metro Health Foundation, Inc.,
   Series 1993,
     11.000% 11/01/22 (i)            2,775,000      943,500
                                                -----------
                                                 25,588,492
                                                -----------




-------------------------------------------------------------
                                           PAR        VALUE
-------------------------------------------------------------
HOUSING - 11.0%
ASSISTED LIVING/SENIOR - 3.1%
CA Abag Finance Authority for Nonprofit
   Corps., Eskaton Gold River Lodge,
   Series 1998:
     6.375% 11/15/15                $  720,000   $  652,349
     6.375% 11/15/28                   550,000      464,579
DE Kent County, Heritage at Dover,
   Series 1999,
     7.625% 01/01/30                 1,730,000    1,496,415
GA Columbus Housing Authority,
   The Gardens at Calvary, Series 1999,
     7.000% 11/15/19                   500,000      432,810
IL State Development Finance Authority,
   Care Institute, Inc., Series 1995,
     8.250% 06/01/25                 1,265,000    1,257,979
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23 (d)             1,740,000    1,188,159
NC State Medical Care Commission,
   DePaul Community Facilities Project,
   Series 1999,
     7.625% 11/01/29                 1,490,000    1,502,874
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999:
     5.875% 05/01/19                   700,000      615,860
     6.000% 05/01/29                   775,000      667,849
TX Bell County Health Facilities
   Development Corp., Care Institute, Inc.,
   Series 1994,
     9.000% 11/01/24                 1,730,000    1,774,859
                                                -----------
                                                 10,053,733
                                                -----------
MULTI-FAMILY - 7.3%
AZ Maricopa County Industrial
   Development Authority,
   National Health Facilities,
   Series 1998 A,
     5.100% 01/01/33                 4,500,000    4,531,860
DE Wilmington, Electra Arms Senior
   Association Project, Series 1998,
     6.250% 06/01/28                   955,000      784,093
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000,
     7.500% 07/01/40                   750,000      765,315
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A,
     7.450% 07/01/40                   745,000      760,243
GA Clayton County Housing Authority,
   Magnolia Park Apartments, Series 1999 A,
     6.250% 06/01/30                   955,000      831,700




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
MN Lakeville, Southfork Apartments Project:
   Series 1989 A,
     9.875% 02/01/20                $2,570,000  $ 2,576,836
   Series 1989 B,
     (a) 02/01/20                      903,000    1,027,788
MN Robbinsdale Economic Development
   Authority, Broadway Court,
   Series 1999 A,
     6.875% 01/01/26                   500,000      468,035
MN Washington County Housing &
   Redevelopment Authority, Cottages of
   Aspen, Series 1992,
     9.250% 06/01/22                 1,015,000    1,048,251
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A,
     10.250% 07/15/19                2,200,000    2,244,638
   Series 1989 B,
     (a) 07/15/19 (b)                  703,000      476,623
NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments, Series 1979,
     7.375% 06/01/21                   306,527      307,550
Resolution Trust Corp., Pass-Through
   Certificates, Series 1993 A,
     8.500% 12/01/16 (e)               546,075      547,238
TN Franklin Industrial Board, Landings
   Apartment Project, Series 1996 B,
     8.750% 04/01/27                   865,000      908,068
TX El Paso County Housing Finance Corp.,
   American Village Communities:
   Series 2000 C,
     8.000% 12/01/32                   395,000      399,590
   Series 2000 D,
     10.000% 12/01/32                  425,000      429,794
TX Galveston Housing Finance Corp.,
   Driftwood Apartments,
     8.000% 08/01/23                 1,000,000    1,040,000
TX State Affordable Housing Corp.,
   NHT/GTEX Project, Series 2001 C,
     10.000% 10/01/31                  880,000      869,933
TX State Department of Housing &
   Community Affairs, Pebble Brooks
   Apartments, Series 1998,
     5.500% 12/01/18                 1,000,000    1,018,780
VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments, Series 1990 A,
     10.000% 01/01/21                1,500,000    1,317,000
WA Vancouver Housing Authority,
   Series 1998 I,
     5.500% 03/01/28                 1,000,000      986,470
                                                -----------
                                                 23,339,805
                                                -----------




                                           PAR        VALUE
-------------------------------------------------------------
SINGLE FAMILY - 0.6%
TX Bexar County Housing Finance Corp.,
   GNMA Collateralized Mortgage,
   Series 1989 A,
     8.200% 04/01/22                $1,160,000  $ 1,161,984
WA State Housing Finance Commission,
   Series 1992 D1,
     6.150% 01/01/26 (f)               775,000      837,186
                                                -----------
                                                  1,999,170
                                                -----------

-----------------------------------------------------------
INDUSTRIAL - 3.9%
FOOD PRODUCTS - 1.5%
GA Cartersville Development Authority,
   Waste & Wastewater Facilities,
   Anheuser Busch Cos., Inc. Project,
   Series 1989 A,
     5.950% 02/01/32                 1,000,000    1,029,880
IN Hammond, American Maize
   Products Co., Series 1994,
     8.000% 12/01/24                 1,760,000    1,920,952
LA Southern Louisiana Port Commission,
   Cargill, Inc., Series 1997,
     5.850% 04/01/17                 1,000,000    1,055,280
MI State Strategic Fund, Michigan
   Sugar Co., Sebewaing Project,
   Series 1998 A,
     6.250% 11/01/15                 1,250,000      894,288
                                                -----------
                                                  4,900,400
                                                -----------
FOREST PRODUCTS - 0.7%
GA Rockdale County Development
   Authority, Solid Waste Disposal, Visy
   Paper, Inc., Series 1993,
     7.500% 01/01/26                 1,800,000    1,807,650
MI Delta County Economic Development
   Corp., Environmental Import,
   Mead Westvaco Corp.,
   Series 2002 B,
     6.450% 04/15/23                   450,000      442,454
                                                -----------
                                                  2,250,104
                                                -----------
MANUFACTURING - 1.0%
IL Will-Kankakee Regional Development
   Authority, Flanders Corp./Precisionaire
   Project, Series 1997,
     6.500% 12/15/17                   890,000      845,981
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32                   675,000      688,709
MN Brooklyn Park, TL Systems Corp.,
   Series 1991,
     10.000% 09/01/16                  685,000      723,983
TX Trinity River Authority, Texas
   Instruments Project, Series 1996,
     6.200% 03/01/20                 1,000,000    1,046,640
                                                -----------
                                                  3,305,313
                                                -----------




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
------------------------------------------------------------
INDUSTRIAL (CONTINUED)
METALS & MINING - 0.4%
MD Baltimore County, Bethlehem Steel
   Corp. Project, Series 1994 B,
     7.500% 06/01/15 (i)            $  500,000   $   30,000
NV State Department of Business &
   Industry, Wheeling-Pittsburg Steel Corp.,
   Series 1999 A,
     8.000% 09/01/14 (e)(i)          1,000,000      700,000
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburg Steel Corp.,
   Series 1999 A:
     6.375% 04/01/04 (i)                95,000       66,500
     7.000% 04/01/14 (i)               500,000      350,000
                                                -----------
                                                  1,146,500
                                                -----------
OIL & GAS - 0.3%
TX Gulf Coast Industrial Development
   Authority, Solid Waste Disposal,
   Citgo Petroleum, Series 1998,
     8.000% 04/01/28                   500,000      514,705
VI Government Refinery,
   Hovensa Coker Project,
   Series 2002,
     6.500% 07/01/21 (b)               375,000      376,072
                                                -----------
                                                    890,777
                                                -----------

-----------------------------------------------------------
OTHER - 8.1%
OTHER - 0.7%
CA Tobacco Securitization Authority,
   Asset Backed, Series 2002 B,
     6.000% 06/01/43                 1,100,000    1,081,916
MD Baltimore, Park Charles Project,
   Series 1986,
     8.000% 01/01/15                   649,656      650,975
WA Tobacco Settlement Authority,
   Series 2002,
     6.625% 06/01/32                   500,000      494,565
                                                -----------
                                                  2,227,456
                                                -----------
POOL/BOND BANK - 0.2%
MI State Municipal Bond Authority,
   Local Government Loan Project,
   Series 2001 A,
     5.375% 11/01/17                   750,000      796,628
                                                -----------

REFUNDED/ESCROWED (G) - 7.2%
CA Colton Public Financing Authority,
   Series 1995,
     7.500% 10/01/20                 1,830,000    1,935,774
CO Denver City & County Airport,
   Series 1992 C,
     6.125% 11/15/25                 5,120,000    5,440,422






                                           PAR        VALUE
------------------------------------------------------------
CT State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06                $  715,000   $  802,895
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                 2,395,000    2,572,170
FL Clearwater Housing Authority,
   Hampton Apartments, Series 1994,
     8.250% 05/01/24                 2,390,000    2,665,710
ID State Health Facilities Authority,
   IHC Hospitals, Inc., Series 1992,
     6.650% 02/15/21                 1,750,000    2,124,115
MA State Health & Educational Facilities,
   Authority Corporation for Independent
   Living, Series 1993,
     8.100% 07/01/18                   660,000      698,122
NC Lincoln County, Lincoln County
   Hospital, Series 1991,
     9.000% 05/01/07                   295,000      340,362
PA Delaware County Authority,
   Southeastern Pennsylvania Obligated
   Group, Series 1996:
     6.000% 12/15/16                 1,400,000    1,598,884
     6.000% 12/15/26                 1,000,000    1,111,990
PA Montgomery County Industrial
   Development Authority, Assisted Living
   Facility, Series 1993 A,
     8.250% 05/01/23                   800,000      837,096
TN Shelby County, Health, Education &
   Housing Facilities Board, Open Arms
   Development Center:
   Series 1992 A,
     9.750% 08/01/19                   850,000    1,083,750
   Series 1992 C,
     9.750% 08/01/19                   830,000    1,058,366
WV Hospital Finance Authority,
   Charleston Medical Center,
   Series 2000 A,
     6.750% 09/01/30                   805,000      979,484
                                                -----------
                                                 23,249,140
                                                -----------

-----------------------------------------------------------
OTHER REVENUE - 1.8%
HOTELS - 0.3%
PA Philadelphia Authority for Industrial
   Development, Doubletree Project A,
   Series 1997,
     6.500% 10/01/27                 1,000,000      984,420
                                                -----------


See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
OTHER REVENUE (CONTINUED)
RECREATION - 0.9%
CT Gaming Authority, Mohegan Tribe,
   Series 2001,
     6.250% 01/01/31                $  275,000   $  280,709
FL Capital Trust Agency,
   Seminole Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33                  750,000      771,863
NM Red River Sports Facility,
   Red River Ski Area Project, Series 1998,
     6.450% 06/01/07                   945,000      944,452
NY New York City Cultural Trust,
   Museum of Modern Art,
   Series 2001 D,
     5.125% 07/01/31                 1,000,000    1,003,340
                                                -----------
                                                  3,000,364
                                                -----------
RETAIL - 0.6%
NJ State Economic Development Authority,
   Glimcher Properties L.P. Project,
   Series 1998,
     6.000% 11/01/28                 1,250,000    1,245,163
OH Lake County, North Madison
   Properties, Series 1993,
     8.819% 09/01/11                   735,000      707,224
                                                -----------
                                                  1,952,387
                                                -----------

-----------------------------------------------------------
RESOURCE RECOVERY - 1.2%
DISPOSAL - 0.4%
MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                   605,000      634,155
UT Carbon County, Laidlaw Environmental,
   Series 1997 A,
     7.450% 07/01/17                   500,000      500,505
                                                -----------
                                                  1,134,660
                                                -----------
RESOURCE RECOVERY - 0.8%
MA State Development Finance Agency,
   Ogden Haverhill Project, Series 1999 A,
     6.700% 12/01/14                   250,000      245,963
MA State Industrial Finance Agency,
   Ogden Haverhill Project, Series 1998 A,
     5.500% 12/01/13                   500,000      446,635
PA Delaware County Industrial Development
   Authority, BFI Project, Series 1997 A,
     6.200% 07/01/19                 2,000,000    2,002,020
                                                -----------
                                                  2,694,618
                                                -----------



-------------------------------------------------------------
                                           PAR        VALUE
-------------------------------------------------------------
TAX-BACKED - 22.6%
LOCAL GENERAL OBLIGATIONS - 13.1%
CA Fresno Unified School District,
   Series 2002 A,
     6.000% 02/01/18 (c)            $2,000,000  $ 2,327,140
CA Los Angeles Unified School District:
   Series 1997 E,
     5.125% 01/01/27                 4,000,000    4,046,640
   Series 2002,
     5.750% 07/01/16                   700,000      802,046
CA Montebello Unified School District,
   Series 2001:
     (a) 08/01/21                    1,435,000      530,591
     (a) 08/01/23                    1,505,000      488,282
CA San Juan Unified School District,
   Series 2001,
     (a) 08/01/19                    2,210,000      934,476
IL Chicago Board of Education,
   Series 1997 A,
     5.250% 12/01/30 (h)            14,470,000   14,605,005
IL Cook County, Series 1997 A,
     5.625% 11/15/22                 4,200,000    4,482,114
NY New York City:
   Series 1997 A,
     7.000% 08/01/07                 1,000,000    1,148,290
   Series 1997 H,
     6.000% 08/01/17                 1,400,000    1,466,906
TX Irving Independent School District,
   Series 1997,
     (a) 02/15/18                    1,000,000      458,010
TX San Antonio Independent School
   District, Series 1997,
     5.000% 08/15/27                 9,000,000    8,853,840
WA Clark County School District No. 037,
   Vancouver, Series 2001 C,
     (a) 12/01/18                    5,000,000    2,191,650
                                                -----------
                                                 42,334,990
                                                -----------
SPECIAL NON-PROPERTY TAX - 2.6%
CA San Diego Redevelopment Agency,
   Series 2001,
     (a) 09/01/22                    1,910,000      655,168
IL Metropolitan Pier & Exposition
   Authority, McCormick Place Expansion
   Project, Series 1993 A,
     (a) 06/15/16                   10,000,000    5,116,000
OH Hamilton County,
   Series 2000 B,
     (a) 12/01/21                    5,000,000    1,870,800
PR Commonwealth Highway &
   Transportation Authority, Series 2002 E,
     5.500% 07/01/21                   750,000      821,835
                                                -----------
                                                  8,463,803
                                                -----------




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX - 2.8%
CA Carson, Series 1992,
     7.375% 09/02/22                $   35,000   $   35,815
CA Huntington Beach Community Facilities
   District, Grand Coast Resort,
   Series 2001-1,
     6.450% 09/01/31                   750,000      766,815
CA Orange County Community Facilities
   District, Ladera Ranch, Series 1999 A,
     6.700% 08/15/29                   500,000      531,045
CA Placer Unified High School District,
   Series 2000 A,
     (a) 08/01/19                    1,700,000      720,001
CA Riverside County Public Financing
   Authority, Redevelopment Projects,
   Series 1997 A,
     5.500% 10/01/22                   650,000      654,784
FL Double Branch Community
   Development District,
   Special Assessment, Series 2002 A,
     6.700% 05/01/34                   700,000      697,221
FL Heritage Palms Community
   Development District:
   Series 1999,
     6.250% 11/01/04                   830,000      841,396
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
     6.125% 05/01/19                   370,000      372,098
   Series 1998 B,
     5.500% 05/01/05                   135,000      135,414
   Series 2000 A,
     7.200% 05/01/30                   295,000      308,378
   Series 2000 D,
     6.700% 05/01/07                    45,000       46,493
   Series 2002 A,
     6.700% 05/01/33                   250,000      253,850
FL Northern Palm Beach County
   Improvement District, Series 1999,
     6.000% 08/01/29                   750,000      759,075
FL Orlando, Conroy Road Interchange
   Project, Series 1998 A:
     5.500% 05/01/10                   180,000      181,064
     5.800% 05/01/26                   300,000      292,845
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                   325,000      327,031
   Series 1998 B,
     5.700% 05/01/08                   330,000      333,594
MI Pontiac Finance Authority,
   Development Area No. 3,
   Series 2002,
     6.375% 06/01/31                   550,000      546,117






                                           PAR        VALUE
------------------------------------------------------------
MI Taylor Tax Increment Finance Authority,
   Series 2001,
     5.375% 05/01/17                $1,220,000  $ 1,288,845
                                                -----------
                                                  9,091,881
                                                -----------
STATE APPROPRIATED - 1.0%
NY State Urban Development Corp.,
   University Facilities Grants, Series 1995,
     5.875% 01/01/21                 1,000,000    1,109,650
PR Commonwealth of Puerto Rico Public
   Finance Corp., Series 2002 E,
     6.000% 08/01/26                 1,800,000    2,034,864
                                                -----------
                                                  3,144,514
                                                -----------
STATE GENERAL OBLIGATIONS - 3.1%
TX Board of Regents,
   University of Texas, Series 2001 B,
     5.375% 08/15/18                   650,000      682,916
TX State, Series 1999 ABC,
     5.500% 08/01/35                 4,200,000    4,318,062
WA State, Series 1999 B,
     5.000% 01/01/24                 5,000,000    4,948,350
                                                -----------
                                                  9,949,328
                                                -----------

-----------------------------------------------------------
TRANSPORTATION - 8.6%
AIR TRANSPORTATION - 1.9%
CA Los Angeles Regional Airport,
   LAXFuel Corp., Series 2001,
     5.250% 01/01/23                   750,000      736,275
CO Denver City & County Airport, United
   Airlines, Inc., Series 1992 A,
     6.875% 10/01/32 (l)             1,645,000      693,219
KY Kenton County Airport Board,
   Delta Airlines, Inc., Series 1992 A:
     7.500% 02/01/12                   500,000      427,575
     7.500% 02/01/20                   500,000      411,165
MN Minneapolis & St. Paul Metropolitan
   Airport Commission,
   Northwest Airlines Corp.:
   Series 2001 A,
     7.000% 04/01/25                   500,000      366,295
   Series 2001 B,
     6.500% 04/01/25 (f)               250,000      237,305
NC Charlotte, US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27 (m)               250,000      120,940
   Series 2000,
     7.750% 02/01/28 (m)               750,000      407,272
TX Alliance Airport Authority:
   American Airlines Project,
   Series 1990,
     7.500% 12/01/29                 1,600,000      639,440
   Federal Express Corp. Project,
   Series 1996,
     6.375% 04/01/21                 1,000,000    1,049,210






See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIR TRANSPORTATION (CONTINUED)
TX Houston Industrial Development
   Corp., Air Cargo, Perot Development,
   Series 2002,
     6.000% 03/01/23                $  750,000   $  750,600
WA Seattle, Northwest Airways, Inc.,
   Series 2000,
     7.250% 04/01/30                   500,000      367,080
                                                -----------
                                                  6,206,376
                                                -----------
AIRPORT - 2.7%
MA State Port Authority, Series 1998 D,
     5.000% 07/01/28                 4,000,000    3,934,560
CO Denver City & County Airport,
   Series 1997 E,
     5.250% 11/15/23                 4,590,000    4,645,906
OH Cleveland, Series 2001 A,
     5.000% 01/01/31                   150,000      148,652
                                                -----------
                                                  8,729,118
                                                -----------
TOLL FACILITIES - 2.0%
CO Northwest Parkway Public Highway
   Authority, Series 2001 D,
     7.125% 06/15/41                 1,000,000    1,017,860
CO State Public Highway Authority,
   E-470, Series 2000 B:
     (a) 09/01/18                    3,000,000    1,336,140
     (a) 09/01/35                    8,750,000      787,238
NY State Triborough Bridge & Tunnel
   Authority, Series 2002,
     5.500% 11/15/20                 1,125,000    1,231,898
VA Richmond Metropolitan Authority,
   Series 1998,
     5.250% 07/15/22                 2,000,000    2,100,440
                                                -----------
                                                  6,473,576
                                                -----------
TRANSPORTATION - 2.0%
NV State Department of Business &
   Industry, Las Vegas Monorail Project,
   Series 2000,
     7.375% 01/01/40                 1,000,000      962,500
NY Metropolitan Transportation Authority,
   Series 2002 A,
     5.000% 11/15/30                 5,350,000    5,294,253
                                                -----------
                                                  6,256,753
                                                -----------

-----------------------------------------------------------
UTILITY - 14.0%
INDEPENDENT POWER PRODUCER - 3.0%
MI Midland County Economic
   Development Corp., Series 2000,
     6.875% 07/23/09                 1,250,000    1,247,063
NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV,
     6.750% 10/01/11                 2,000,000    2,076,080






                                           PAR        VALUE
------------------------------------------------------------
PA State Economic Development Finance
   Authority:
   Colver Project, Series 1994 D,
     7.125% 12/01/15                $3,000,000  $ 3,119,910
   Northampton Generating,
   Series  1994 A,
     6.500% 01/01/13                 1,000,000    1,010,620
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration Facilities,
   AES Project, Series 2000,
     6.625% 06/01/26                   650,000      670,644
VA Pittsylvania County Industrial
   Development Authority, Multi-trade
   of Pittsylvania, Series 1994 A:
     7.450% 01/01/09                 1,000,000    1,019,860
     7.550% 01/01/19                   500,000      506,725
                                                -----------
                                                  9,650,902
                                                -----------
INVESTOR OWNED - 4.7%
AZ Maricopa County Pollution Control
   Corp., El Paso Electric Co.,
   Series 2002 A,
     6.250% 05/01/37 (f)             1,000,000    1,003,770
AZ Pima County Industrial Development
   Authority, Tucson Electric Power Co.,
   Series 1997 A,
     6.100% 09/01/25                   750,000      686,078
CT State Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B,
     5.950% 09/01/28 (f)               200,000      207,984
IL Bryant, Central Illinois Light Co.,
   Series 1993,
     5.900% 08/01/23                 2,650,000    2,451,621
LA Calcasieu Parish Industrial
   Development Board, Entergy Gulf
   States, Inc., Series 1999,
     5.450% 07/01/10                   500,000      496,585
LA West Feliciana Parish, Entergy Gulf
   States, Inc., Series 1999 B,
     6.600% 09/01/28                   500,000      504,870
MS State Business Finance Corp., Systems
   Energy Resources Project, Series 1998,
     5.875% 04/01/22                 2,000,000    1,803,400
OH State Air Quality Development
   Authority, Cleveland Pollution Control,
   Series 2002 A,
     6.000% 12/01/13                 1,800,000    1,835,712
TX Brazos River Authority,
   TXU Electric Co., Series 2001 C,
     5.750% 05/01/36 (f)             1,250,000    1,128,138






See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
UTILITY (CONTINUED)
INVESTOR OWNED (CONTINUED)
VA Chesterfield County Industrial
   Development Authority, Pollution
   Control Revenue, Virginia Electric &
   Power Co., Series 1987 B,
     5.875% 06/01/17 (f)            $  250,000   $  254,653
WV Pleasant County, Western
   Pennsylvania Power Co., Series 1999 E,
     5.500% 04/01/29                 4,750,000    4,847,280
                                                -----------
                                                 15,220,091
                                                -----------
JOINT POWER AUTHORITY - 0.2%
NC Eastern Municipal Power Agency,
   Series 1999 D,
     6.700% 01/01/19                   500,000      540,280
                                                -----------

MUNICIPAL ELECTRIC - 3.5%
CA State Water Resources Authority,
   Series 2002 A,
     5.500% 05/01/14                 2,000,000    2,217,340
NY Long Island Power Authority,
   Series 1998 A,
     5.250% 12/01/26                 2,000,000    2,022,240
PR Electric Power Authority,
   Series 1998 II,
     5.125% 07/01/26                 3,500,000    3,561,985
WA Chelan County Public Utilities
   District No. 1, Columbia River Rock
   Hydroelectric, Series 1997,
     (a) 06/01/14                    5,000,000    2,897,050
WA Seattle, Series 2001,
     5.500% 03/01/17                   750,000      795,878
                                                -----------
                                                 11,494,493
                                                -----------
WATER & SEWER - 2.6%
LA Public Facility Belmont Water
   Authority,
     9.000% 09/15/24 (d)               760,000      532,000
MA State Water Resources Authority,
   Series 1997 D,
     5.000% 08/01/24                 3,000,000    2,984,070
MO Water & Sewer, Lee's Summit,
   Series 2002,
     5.250% 07/01/15                   500,000      532,315
MS Five Lakes Utility District,
     8.250% 07/15/24                   500,000      467,500
NH State Industrial Development
   Authority, Pennichuck Water
   Works, Inc., Series 1988,
     7.500% 07/01/18 (f)               500,000      547,230
WA King County, Series 1999,
     5.250% 01/01/30                 3,250,000    3,279,673
                                                -----------
                                                  8,342,788
                                                -----------
TOTAL MUNICIPAL BONDS
   (cost of $318,287,850)                       310,417,058
                                                -----------





-------------------------------------------------------------
MUNICIPAL PREFERRED STOCKS - 1.3%       SHARES        VALUE
-------------------------------------------------------------
HOUSING - 1.3%
MULTI-FAMILY - 1.3%
Charter Mac Equity Issue Trust,
     6.625% 06/30/49 (e)             2,000,000  $ 2,092,500
MuniMae Equity Issue Trust,
     7.750% 06/30/50 (e)             2,000,000    2,172,500
                                                -----------
   (cost of $4,000,000)                           4,265,000
                                                -----------

SHORT-TERM OBLIGATIONS - 2.3%              PAR
------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (j) - 2.3%
IA Higher Education Loan Authority,
   Loras College,
   Series 2000,
     1.250% 11/01/30                $1,800,000    1,800,000
IL Quad Cities Regional Economic
   Development Authority,
   Two Rivers YMCA,
   Series 2002,
     1.300% 12/01/31                   300,000      300,000
MI State Strategic Fund, Limited
   Obligation, Detroit Symphony,
   Series 2001 A,
     1.250% 06/01/31                 1,200,000    1,200,000
NY Long Island Power Authority Electric
   System, Series 1998 2,
     1.300% 05/01/33                 1,500,000    1,500,000
NY New York City,
   Series 1993 A-7,
     1.300% 08/01/21                   200,000      200,000
NY New York City Municipal Water
   Finance Authority,
   Series 1994 G,
     1.300% 06/15/24                 2,300,000    2,300,000
                                                -----------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $7,300,000)                           7,300,000
                                                -----------

TOTAL INVESTMENTS - 99.8%
   (cost of $329,587,850)(k)                    321,982,058
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 0.2%              782,816
-----------------------------------------------------------
NET ASSETS* - 100.0%                           $322,764,874
                                                -----------




See notes to investment portfolio.

November 30, 2002

NOTES TO INVESTMENT PORTFOLIO:

(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At November 30, 2002, these securities amounted to $3,270,031, which represents 1.0% of net assets.

    Additional information on these restricted securities is as follows:

                                  ACQUISITION    ACQUISITION
       SECURITY                      DATE           COST
--------------------------------------------------------------
    CA Statewide Community
       Development Authority:
       Crossroads School for Arts
       & Science, Series 1998,
         6.000% 08/01/28            08/31/98    $1,310,000
       Eskaton Village - Grass Valley,
       Series 2000,
         8.250% 11/15/31            09/08/00     1,000,000
    MN White Bear Lake, Birch Lake
       Townhome Project,
       Series 1989B
       (a) 07/15/19                 07/19/89       703,000
    VI Government Refinery,
       Hovensa Coker Project,
       Series 2002,
         6.500% 07/01/21            11/15/02       375,000
                                                -------------
                                                $3,388,000
                                                -------------

(c) Settlement of this security is on a delayed delivery basis.
(d) These issuers are in default of certain debt covenants. Income is not being fully accrued.
(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2002, the value of these securities amounted to $5,512,238, which represented 1.7% of net assets.
(f) Interest rates on variable rate securities change periodically. The rate listed is as of November 30, 2002.
(g) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(h) This security, or a portion thereof with a market value of $3,038,083, is being used to collateralize open futures contracts.
(i) As of November 30, 2002, the Trust held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 1.2% of net assets. These issuers are in default of certain debt covenants. Income is not being fully accrued.
(j) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2002.
(k) Cost for generally accepted accounting principles is $329,587,850. Cost for federal income tax purposes is $329,342,032. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed-income securities.
(l) As of November 30, 2002, the Trust held bonds of United Airlines, Inc. representing 0.2% of net assets. United Airlines, Inc. filed for bankruptcy protection under Chapter 11 on December 9, 2002.
(m) As of November 30, 2002, the Trust held bonds of US Airways, Inc. representing 0.2% of net assets. US Airways, Inc. filed for bankruptcy protection under Chapter 11 on August 11, 2002.


Short futures contracts open at November 30, 2002:

                                 PAR VALUE                      UNREALIZED
                                COVERED BY   EXPIRATION         APPRECIATION
         TYPE                    CONTRACTS      MONTH           AT 11/30/02
----------------------------------------------------------------------------
10 Year Municipal Bond          $15,500,000      March          $ 91,307
10 Year U.S. Treasury Note       87,300,000      March           428,922
30 Year U.S. Treasury Bond       49,300,000      March           407,538
                                                              -----------
                                                                $927,767
                                                              -----------

*   Net assets represent both Common Shares and Auction Preferred Shares.




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002

ASSETS:
Investments, at cost                           $329,587,850
                                               ------------
Investments, at value                          $321,982,058
Cash                                                 52,018
Receivable for:
   Investments sold                                 150,000
   Interest                                       5,511,183
Deferred Trustees' compensation plan                  8,342
Other assets                                         19,940
                                               ------------
   Total Assets                                 327,723,541
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased
      on a delayed delivery basis                 2,791,435
   Futures variation margin                         558,435
   Distributions-- common shares                  1,306,112
   Distributions-- preferred shares                   9,053
   Management fee                                   196,730
   Pricing and bookkeeping fees                       9,121
   Trustees' fee                                        267
Deferred Trustees' fee                                8,342
Other liabilities                                    79,172
                                               ------------
   Total Liabilities                              4,958,667
                                               ------------

Auction Preferred Shares (4,800 shares issued
   and outstanding at $25,000 per share)        120,000,000
                                               ------------

COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital -- common shares               $268,272,828
Undistributed net investment income                 815,284
Accumulated net realized loss                   (59,645,213)
Net unrealized appreciation (depreciation) on:
   Investments                                   (7,605,792)
   Futures contracts                                927,767
                                               ------------
Net assets at value applicable to 31,097,982
   common shares of beneficial interest
   outstanding                                 $202,764,874
                                               ------------

Net asset value per common share               $       6.52
                                               ------------






STATEMENT OF OPERATIONS

For the Year Ended November 30, 2002

INVESTMENT INCOME:
Interest                                       $ 20,820,974
                                               ------------

EXPENSES:
Management fee                                    2,486,370
Pricing and bookkeeping fees                        155,552
Trustees' fee                                        16,468
Custody fee                                          12,751
Preferred shares remarketing commissions            300,344
Other expenses                                      179,532
                                               ------------
   Total Expenses                                 3,151,017
Custody earnings credit                              (2,035)
                                               ------------
   Net Expenses                                   3,148,982
                                               ------------
Net Investment Income                            17,671,992
                                               ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS:
Net realized loss on:
   Investments                                     (349,090)
   Futures contracts                             (8,859,946)
                                               ------------
      Net realized loss                          (9,209,036)
                                               ------------
Net change in unrealized
appreciation/ depreciation on:
      Investments                                  (242,296)
      Futures contracts                          (3,617,087)
                                               ------------
         Net change in unrealized
         appreciation/depreciation               (3,859,383)
                                               ------------
Net Loss                                        (13,068,419)
                                               ------------
Net Increase in Net Assets from Operations        4,603,573
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                       (1,763,487)
                                               ------------
Net Increase (Decrease) in Net Assets from
   Operations Applicable to Common Shares      $  2,840,086
                                               ------------



See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  YEAR ENDED NOVEMBER 30,
                                                                                            -----------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                                                 2002               2001
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                         $ 17,671,992       $ 18,967,985
Net realized loss on investments and futures contracts                                          (9,209,036)       (15,428,929)
Net change in unrealized appreciation/depreciation on investments
   and futures contracts                                                                        (3,859,383)        14,127,254
                                                                                              ------------       ------------
Net Increase from Operations                                                                     4,603,573         17,666,310
                                                                                              ------------       ------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                      (1,763,487)        (3,649,679)
                                                                                              ------------       ------------
Net Increase in Net Assets from Operations Applicable to Common Shares                           2,840,086         14,016,631
                                                                                              ------------       ------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                     (15,558,339)       (13,643,254)
                                                                                              ------------       ------------

SHARE TRANSACTIONS:
Distributions reinvested                                                                           134,759                 --
                                                                                              ------------       ------------
Total Increase (Decrease) in Net Assets Applicable to Common Shares                            (12,583,494)           373,377
                                                                                              ------------       ------------

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                            215,348,368        214,974,991
                                                                                              ------------       ------------
End of period (including undistributed net investment income of
   $815,284 and $259,160, respectively)                                                       $202,764,874       $215,348,368
                                                                                              ------------       ------------

NUMBER OF TRUST SHARES:
Common Shares:
Issued for distributions reinvested                                                                 19,955                 --
Outstanding at:
   Beginning of period                                                                          31,078,027         31,078,027
                                                                                              ------------       ------------
   End of period                                                                                31,097,982         31,078,027
                                                                                              ------------       ------------

Preferred Shares:
Outstanding at end of period                                                                         4,800              4,800
                                                                                              ------------       ------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial High Income Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company. The Trust's investment goal is to provide high current income, generally exempt from federal income taxes. The Trust's secondary investment goal is to seek total return. The Trust is authorized to issue an unlimited number of common shares of beneficial interest and 4,800 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Trust, but resulted in reclassifications as follows, based on securities held by the Trust on December 1, 2001:

                                     NET UNREALIZED
             COST                     DEPRECIATION
            ------                   --------------
           $186,128                    $(186,128)

The effect of this change, for the year ended November 30, 2002, was as follows:

      NET INVESTMENT    NET REALIZED     NET UNREALIZED
          INCOME            LOSS          DEPRECIATION
          ------           -------        ------------
         $110,851         $(51,161)         $(59,690)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common shareholders are recorded on the ex-date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on November 30, 2002 was 1.26% for Series T and 1.35% for Series W. For the year ended November 30, 2002, the Trust declared dividends to Auction Preferred shareholders amounting to $1,763,487 representing an average APS dividend rate of 1.47%.

November 30, 2002


NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for discount accretion on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable, capital loss carryforwards, non-deductible expenses, distribution reclassifications, expired capital loss carryforward and defaulted bond interest. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended November 30, 2002 permanent items identified and reclassified among the components of net assets are as follows:

       UNDISTRIBUTED     ACCUMULATED
      NET INVESTMENT    NET REALIZED         PAID-IN
          INCOME            LOSS             CAPITAL
          ------           -------        ------------
          $19,830        $6,575,610       $(6,595,440)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid to common and APS shareholders during the year was as follows:

                                       TAX-EXEMPT
        ORDINARY INCOME                  INCOME
     --------------------            --------------
           $101,473                    $17,220,353

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

         UNDISTRIBUTED
          TAX-EXEMPT                   UNREALIZED
            INCOME                    DEPRECIATION
          ----------                 ---------------
          $3,667,224                  $(6,432,207)

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                    CAPITAL LOSS
          EXPIRATION                   CARRYFORWARD
          ----------                  -------------
             2003                      $  5,267,623
             2004                         2,815,387
             2005                         5,926,653
             2007                         3,941,668
             2008                        14,340,573
             2009                         4,198,716
             2010                        12,980,738
                                      -------------
                                       $ 49,471,358
                                      -------------



NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.75% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, the Advisor receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to the APS, are more than $50 million, a monthly fee equal to the average weekly net assets, including assets applicable to the APS, of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended November 30, 2002, the net asset based fee rate was 0.036%. The Trust also pays out-of-pocket costs for pricing services.

OTHER:
The Trust pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $2,035 of custody fees were reduced by balance credits for the year ended November 30, 2002. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PREFERRED SHARES
The Trust currently has outstanding 4,800 APS (2,400 shares each of Series T and W). The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

November 30, 2002

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At November 30, 2002, there were no such restrictions on the Trust.

Under Emerging Issues Task Force ("EITF") promulgation Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Trust's preferred shares, which were previously classified as a component of net assets, have been reclassified outside of permanent equity (net assets) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

NOTE 5. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the year ended November 30, 2002, purchases and sales of investments, other than short-term obligations, were $48,000,090 and $56,797,645, respectively.

Unrealized appreciation (depreciation) at November 30, 2002, based on cost of investments for federal income tax purposes, was:


Gross unrealized appreciation                  $ 15,225,298
Gross unrealized depreciation                   (22,585,272)
                                               ------------
   Net unrealized depreciation                 $ (7,359,974)
                                               ------------


OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

The Trust may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires. Refer to the Trust's Investment Portfolio for a summary of open futures contracts at November 30, 2002.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows
(common shares unless otherwise stated):

                                                                                           PERIOD
                                                          YEAR ENDED NOVEMBER 30,           ENDED        YEAR ENDED DECEMBER 31,
                                                  ------------------------------------   NOVEMBER 30,    -----------------------
                                                       2002         2001         2000       1999 (a)       1998         1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $       6.93  $      6.92  $      7.49  $       8.49  $       8.56  $      8.34
                                                  ------------  -----------  -----------  ------------  ------------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.57(b)(c)   0.61(c)      0.62(d)       0.46          0.52         0.55
Net realized and unrealized gain (loss) on
   investments and futures contracts                     (0.42)(b)    (0.04)       (0.54)        (0.92)        (0.07)        0.22
                                                  ------------  -----------  -----------  ------------  ------------  -----------
      Total from Investment Operations                    0.15         0.57         0.08         (0.46)         0.45         0.77
                                                  ------------  -----------  -----------  ------------  ------------  -----------
LESS DISTRIBUTIONS DECLARED TO PREFERRED
   SHAREHOLDERS:
From net investment income                               (0.06)       (0.12)       (0.16)        (0.04)           --           --
                                                  ------------  -----------  -----------  ------------  ------------  -----------
   Total from Investment Operations Applicable
      to Common Shareholders                              0.09         0.45        (0.08)        (0.50)         0.45         0.77
                                                  ------------  -----------  -----------  ------------  ------------  -----------
LESS DISTRIBUTIONS DECLARED TO COMMON
   SHAREHOLDERS:
From net investment income                               (0.50)       (0.44)       (0.48)        (0.45)        (0.52)       (0.55)
                                                  ------------  -----------  -----------  ------------  ------------  -----------
LESS CAPITAL TRANSACTIONS:
Commissions and offering costs--
   preferred shares                                      --           --           (0.01)        (0.05)           --           --
                                                  ------------  -----------  -----------  ------------  ------------  -----------
NET ASSET VALUE, END OF PERIOD                    $       6.52  $      6.93  $      6.92  $       7.49  $       8.49  $      8.56
                                                  ------------  -----------  -----------  ------------  ------------  -----------
Market price per share-- common shares            $       6.26  $      6.38  $      5.75  $       6.13  $       8.31  $      8.63
                                                  ------------  -----------  -----------  ------------  ------------  -----------
Total return-- based on market value--
   common shares (e)                                      5.81%       18.56%        1.05%       (21.72)%(f)     2.47%       11.60%
                                                  ------------  -----------  -----------  ------------  ------------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)(h)                                           1.49%        1.59%        1.60%         1.13%(i)      0.93%        0.96%
Net investment income before
   preferred stock dividend (g)(h)                        8.36%(b)     8.67%        8.63%         6.18%(i)      6.02%        6.54%
Net investment income after
   preferred stock dividend (g)(h)                        7.53%(b)     7.00%        6.37%         5.67%(i)      6.02%        6.54%
Portfolio turnover rate                                     15%          15%          10%           16%(f)        29%          17%
Net assets, end of period (000's)--common shares  $    202,765  $   215,348  $   214,975  $    232,540   $   263,705  $   265,190

(a)  The Trust changed its fiscal year end from December 31 to November 30.
(b) Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 8.31% to 8.36% and increase the net investment income (adjusted for dividend payments to preferred shareholders) from 7.48% to 7.53%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.
(c) Per share data was calculated using average shares outstanding during the period.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Ratios reflect average net assets available to common shares only.
(i)  Annualized.


ASSET COVERAGE REQUIREMENTS
                                                                                         INVOLUNTARY
                                                                  ASSET                  LIQUIDATING                 AVERAGE
                                   TOTAL AMOUNT                 COVERAGE                 PREFERENCE               MARKET VALUE
                                    OUTSTANDING                 PER SHARE                 PER SHARE                 PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
11/30/02                          $120,000,000                   $67,243                    $25,002                   $25,000
11/30/01                           120,000,000                    69,864                     25,004                    25,000
11/30/00                           120,000,000                    69,786                     25,009                    25,000
11/30/99 *                         120,000,000                    73,466                     25,021                    25,000

* On August 26, 1999, the Trust began offering Auction Preferred Shares.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):


                                                                                   YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------------------
                                                                    1996         1995         1994         1993         1992
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $      8.55  $      7.96  $       8.67  $       8.78  $      8.91
                                                                -----------  -----------  ------------  ------------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.56         0.60          0.62          0.67         0.69
Net realized and unrealized gain (loss) on investments
   and futures contracts                                              (0.19)        0.58         (0.72)        (0.11)       (0.14)
                                                                -----------  -----------  ------------  ------------  -----------
      Total from Investment Operations Applicable to
         Common Shareholders                                           0.37         1.18         (0.10)         0.56         0.55
                                                                -----------  -----------  ------------  ------------  -----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                            (0.58)       (0.59)        (0.61)        (0.67)       (0.68)
                                                                -----------  -----------  ------------  ------------  -----------
NET ASSET VALUE, END OF PERIOD                                  $      8.34  $      8.55  $       7.96  $       8.67  $      8.78
                                                                -----------  -----------  ------------  ------------  -----------
Market price per share-- common shares                          $      8.25  $      7.38  $       6.88  $       8.25  $      8.25
                                                                -----------  -----------  ------------  ------------  -----------
Total return-- based on market value-- common shares (a)              20.09%       15.65%        (9.83)%        7.96%        3.51%
                                                                -----------  -----------  ------------  ------------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)                                                           1.00%        1.06%         1.03%         0.97%        0.96%
Net investment income (b)                                              6.74%        7.15%         7.44%         7.58%        7.86%
Portfolio turnover rate                                                  15%          23%           20%           29%          15%
Net assets, end of period (000's)--
   common shares                                                $   257,768  $   264,467  $    245,967  $    268,130  $   269,848

(a)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL HIGH INCOME MUNICIPAL TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Income Municipal Trust (the "Trust") at November 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
January 20, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

99.41% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

DIVIDEND REINVESTMENT PLAN

COLONIAL HIGH INCOME MUNICIPAL TRUST
Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value of 95% of the market price. If net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, participants in the Plan will be issued shares through the Plan at a price exceeding net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to participate in or withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Colonial High Income Municipal Trust Fund, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below.


                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds1 to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------
Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of United Airlines   103            None
c/o Liberty Funds Group LLC                          since December 2002 (formerly President of UAL
One Financial Center                                 Loyalty Services and Executive Vice President
Boston, MA 02111                                     of United Airlines (airline) from September 2001
                                                     to December 2002; formerly Executive Vice
                                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate Development         103            None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***          None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive       103             None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,     118*            None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties        105***   Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly              103           None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst



1 In December 2000, the board of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty board or the former Stein Roe Funds board.


TRUSTEES (CONTINUED)

                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
-----------------------
Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners      103   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since September 1994             (business products
One Financial Center                                 (formerly Chief Executive Officer and Chairman                 and services),
Boston, MA 02111                                     of the Board of Directors, Continental Bank               Anixter International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                                 services) and MONY
                                                                                                              Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        103   Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                  Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation (global education and                  and distributor of
                                                     global applications))                                          giftware and
                                                                                                                     collectibles)



Interested Trustees
William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners     105***      Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                     + Co. (financial
                                                     Dean and Professor, College of Business and                 service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and Systech
                                                                                                                  Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia                  103          None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and Director
                                                     of Colonial Management Associates, Inc. since
                                                     April 1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.

** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


OFFICERS

                                      Year first
                                      elected or
                        Position with  appointed
Name, address and age   Liberty Funds  to office  Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Keith T. Banks (age 47)    President     2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group or its
590 Madison Avenue, 36th Floor                      predecessor since August 2000; President, Chief Executive Officer and Chief
New York, NY 10022                                  Investment Officer of Fleet Investment Advisors Inc. since 2000 (formerly
                                                    Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
                                                    from November 1996 to August 2000); President of Galaxy Funds since September
                                                    2002

Vicki L. Benjamin (age 41)   Chief       2001       Controller of Liberty Funds, Stein Roe and Liberty All-Star Funds since May
One Financial Center        Accounting              2002; Chief Accounting Officer of Liberty Funds, Stein Roe and Liberty All-Star
Boston, MA 02111            Officer                 Funds since June 2001; Controller and Chief Accounting Officer of Galaxy Funds
                                                    since September 2002; Vice President of Liberty Funds since April 2001 (formerly
                                                    Vice President, Corporate Audit, State Street Bank and Trust Company from May
                                                    1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit
                                                    Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000       Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of Liberty Funds since January 2001
                                                    (formerly Vice President from April 2000 to January 2001; Vice President of
                                                    Colonial Management Associates, Inc. from February 1998 to October 2000; Senior
                                                    Tax Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)   Secretary  2002       Secretary of Liberty Funds, Stein RoeFunds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel since
                                                    September 2002 of Fleet National Bank (formerly Senior Vice President and Group
                                                    Counsel of Fleet National Bank from November 1996 to September 2002)





25

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


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



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



TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial High Income Municipal Trust is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021
800-730-6001

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

COLONIAL HIGHINCOME MUNICIPAL TRUST                ANNUAL REPORT




                                                120-02/042M-1102 (01/03) 02/3053